Debt - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Payment of fees related to revolving credit agreement	$ 0	$ 844	$ 0
Borrowings under revolving credit agreement	$ 0	15,400
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit agreement, maturity date	Mar. 16, 2028
Payment of fees related to revolving credit agreement		844
Borrowings under revolving credit agreement	$ 0	$ 15,400
Maximum capacity under revolving credit agreement	600,000
Seasonal discretionary maximum borrowing capacity under revolving credit agreement	$ 500,000
Line of credit facility term	5 years
Revolving Credit Facility [Member] | Swingline Subfacility [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	$ 125,000
Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	10,000
Revolving Credit Facility [Member] | Alternative Currency Sublimit [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	75,000
Revolving Credit Facility [Member] | Mexican Borrowing Sublimit [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	$ 10,000
Revolving Credit Facility [Member] | Unused Commitment Fee [Member]
Debt Instrument [Line Items]
Unused commitment fee percentage	0.125%
Revolving Credit Facility [Member] | Maximum [Member] | Unused Commitment Fee [Member]
Debt Instrument [Line Items]
Unused commitment fee percentage	0.275%
Revolving Credit Facility [Member] | Minimum [Member] | Unused Commitment Fee [Member]
Debt Instrument [Line Items]
Unused commitment fee percentage	0.125%
Prime Rate or Term SOFR [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread	0.00%
Prime Rate or Term SOFR [Member] | Revolving Credit Facility [Member] | Additional Variable Interest Rate Spread One [Member]
Debt Instrument [Line Items]
Basis spread	1.00%
Prime Rate or Term SOFR [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread	0.50%
Prime Rate or Term SOFR [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread	0.00%
Federal Funds Effective Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread	0.00%
Federal Funds Effective Rate [Member] | Revolving Credit Facility [Member] | Additional Variable Interest Rate Spread One [Member]
Debt Instrument [Line Items]
Basis spread	0.50%
Federal Funds Effective Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread	0.50%
Federal Funds Effective Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread	0.00%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread	1.00%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Revolving Credit Facility [Member] | Additional Variable Interest Rate Spread One [Member]
Debt Instrument [Line Items]
Basis spread	0.10%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread	1.375%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread	1.00%
Daily Simple SOFR [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread	1.00%
Daily Simple SOFR [Member] | Revolving Credit Facility [Member] | Additional Variable Interest Rate Spread One [Member]
Debt Instrument [Line Items]
Basis spread	0.10%
Daily Simple SOFR [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread	1.375%
Daily Simple SOFR [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread	1.00%